Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other components of comprehensive income, net of tax:
Change in fair value of derivatives, deferred tax expense (benefit)	$ 300,000	$ (600,000)	$ 3,500,000
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)	(19,000)		$ (200,000)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 200,000